Trade and Other Receivables - Schedule of Change in Allowance for Doubtful Accounts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance at beginning of year	$ 37	$ 30
Charges	35	51
Write-offs	(34)	(44)
Balance at end of year	$ 38	$ 37